The Prudential Variable Contract Account-10
655 Broad St.

Newark, New Jersey 07102

April 8, 2022

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:  The Prudential Variable Contract Account-10

Ladies and Gentlemen:

On behalf of The Prudential Variable Contract Account-10 (“VCA 10”), which is organized under New Jersey insurance law as a separate account of The Prudential Insurance Company of America, we are hereby filing the VCA 10’s Preliminary Proxy Statement on Schedule 14A in connection with the restructuring of VCA 10 from a management investment company to a unit investment trust.

We would appreciate receiving the staff’s comments on or about April 18, 2022, or as soon as possible thereafter.

Please do not hesitate to contact the undersigned at (973) 716-6422 or by email at patrick.mcguinness@prudential.com if you have questions or comments or if you require further information.

Very truly yours,
/s/Patrick McGuinness
Patrick McGuinness